Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Warrants [Abstract]
Schedule of warrant activity
	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2020	2,521,077,555	$0.00109	2.04	$14,804,944
Grants	-	-
Exercised	-	-
Expired/Canceled	(2,509,502,555)	$0.0005
Outstanding at September 30, 2021	11,575,000	$0.12927	1.17	$9,200
Exercisable at September 30, 2021	11,575,000	$0.12927	1.17	$9,200

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2018	74,910,002	$0.14	3.89	$-
Granted	3,321,040,292	$0.00064
Exercised	(15,367,659)	$0.06
Canceled/Exchanged	(38,206,270)	$0.12
Outstanding at December 31, 2019	3,342,376,365	$0.00265	2.96	$8,791,956
Granted	13,943,650,911	$0.00040
Exercised	-
Canceled/Exchanged	(14,764,949,721)	$0.00042
Outstanding at December 31, 2020	2,521,077,555	$0.00109	2.04	$14,804,944
Exercisable at December 31, 2020	2,521,077,555	$0.00109	2.04	$14,804,944

Schedule of warrants outstanding and exercisable
Exercise Price	Warrants Outstanding	Weighted Avg. Remaining Life	Warrants Exercisable
$0.0004 – 0.20	11,450,000	1.17	11,450,000
0.40	125,000	1.25	125,000
	11,575,000	1.17	11,575,000

Exercise Price	Warrants Outstanding	Weighted Avg. Remaining Life	Warrants Exercisable
$0.0001 – 0.25	2,520,512,553	2.04	2,520,512,553
0.26 – 0.50	465,002	0.68	465,002
0.51 – 0.75	-	-	-
0.76 – 1.00	100,000	0.04	100,000
	2,521,077,555	2.04	2,521,077,555